Business combinations	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Business combinations	Business combinations
a. VBI

The following relates to the Group’s significant transactions related to business combinations for the year ended December 31, 2022.

On July 1, 2022, the Group acquired control of VBI’s operations through acquiring 50% of the issued share capital of VBI, an alternative real estate asset manager in Brazil with operations across development and core real estate vehicles, to anchor its Brazil real estate platform. This transaction aligns Patria with highly specialized investment talent building valuable permanent capital.

The transaction to acquire VBI is structured in two stages. The first stage includes the acquisition of control through a 50% interest in VBI by the Group, in addition to majority voting rights through a shareholder’s agreement. The second stage will result in 100% ownership of VBI. Consideration to complete the first stage includes cash consideration to be paid in two equal installments, upon acquisition and after 12 months, plus the transfer of the Group’s two existing Brazilian Real Estate Investment Trust vehicles.

The first stage closed on July 1, 2022. There may be an additional payment between 2024 and 2027 of up to US$ 8.4 million contingent on the growth of VBI’s fee earning AUM.

Consideration to exercise the call option to acquire non-controlling interests in the future is based on a pre-determined formula based on the value of AUM of VBI and exercisable by the Group between the second and third anniversary of the closing date. The payments are to be divided into two or three annual installments (subject to terms and conditions) and will be a combination of cash consideration and Class A common shares (the equity portion of consideration will be a maximum of 50% of the total value) at the Group’s discretion. In the event the Group does not exercise the call option by the third anniversary of the closing date, VBI would have the option to sell the remaining non-controlling interest to the Group between the third and fourth anniversary of the closing date (note 12 (d)), to be settled in cash.

The goodwill from the combination will enhance the Group’s product offering by growing the Group’s real estate investment platform in the Latin American region. The Group accounted for this investment as a subsidiary. No deferred taxes were recognized in connection with this acquisition since the Group expects to complete its tax strategy.

The acquired businesses contributed revenues of US$ 5.4 million and net profit of US$ 2.9 million to the Group for the period from July 1, 2022 to December 31, 2022. The impact of revenue and net profit from the above transactions, had the acquisition taken place on January 1, 2022, was US$ 14.7 million and US$ 8.4 million respectively. Acquisition-related costs, of US$ 0.2 million, are included in other expenses in the Group’s Consolidated Income Statement and in operating cash flows in the Consolidated Statement of Cash Flows for the year ended December 31, 2022. Details of the purchase consideration, the net assets acquired and goodwill are listed below and are provisional and pending receipt of the final valuation of those assets.
b. Igah

On November 30, 2022, the Company acquired 100% interest in a new subsidiary, Igah Partners LLC (“Igah Ventures”), a Brazilian based venture capital firm,13.2% of PEVC I General Partner IV, Ltd. (“Igah IV”), and 100% of Igah Carry Holding Ltd, an entity for carried interest allocations (collectively referred to as “Igah”). The acquisition of these entities are accounted for as a linked transaction.

Igah’s business complements the Group’s existing private equity and growth equity strategies, which are focused on relatively mature companies, by adding investment expertise in startups and early-stage companies.

The consideration structure consists of an upfront cash payment (US$ 8.1 million), and equity to be paid in the form of Class A common shares (US$ 4.8 million) over the course of the next 12 months. Consideration for the acquisition of Igah to be settled in Class A common shares are subject to a 5 year lock-up for executive partners and a 6 month lock-up for non-executive partners.

The purchase agreement for Igah IV includes issued call and put option arrangements to acquire the remaining interest of Igah IV as disclosed in note 12(d), the payments divided into multiple installments. The exercise of the Igah Option arrangements is conditioned upon the verification of certain pre-determined targets to the result of Igah IV (subject to terms and conditions). Although the selling shareholders have retained the larger ownership interest in Igah IV, the created fund will be managed by the Group. In substance, the Group acquired control of Igah IV because it will act as a principal in the management of the investment fund, hold decision making rights that provide the Group with the current ability to direct the relevant activities of Igah IV and exposure to the majority of variable compensation arising from Igah IV’s activities.

The Group expects the Igah Option arrangements to be exercised resulting in the Group acquiring 100% interest. Given the above, under IFRS, the Group has recognized its purchase commitment for non-controlling interests shares as if it had acquired 100% of the share capital of Igah IV on the transaction date.

In the event the Group does not exercise the call option closing date of the exercise period, the selling shareholders of Igah IV would have the option to sell the remaining non-controlling interest to the Group up to two months after expiry of the call option (note 12 (d)), to be settled in cash and Class A common shares.

The purchase price allocation is yet to be finalized for VBI and Igah, therefore the table below summarizes the preliminary acquisition date fair values of each major class of identifiable assets and liabilities recognized for the above acquisitions. The preliminary purchase price was mostly allocated to goodwill, representing the value of expected synergies arising from the acquisition. No deferred taxes were recognized in connection with this acquisition since the Group expects to complete its tax strategy.

The acquired businesses contributed revenues and net profit of US$ nil to the Group for the period from December 1, 2022 to December 31, 2022. The impact of revenue and net profit from the above transactions, had the acquisition taken place on January 1, 2022, would be US$ nil. Acquisition-related costs, of US$ 0.1 million, are included in other expenses in the Group’s Consolidated Income Statement and in operating cash flows in the Consolidated Statement of Cash Flows for the year ended December 31, 2022.

Acquisition date fair value of each major class of identifiable assets and liabilities recognized
	100% VBI July 1, 2022	100% Igah November 30, 2022
Total purchase consideration
Cash consideration paid (a)	10,815	8,116
Consideration payable (b)	10,859	4,771
Contingent consideration payable	8,355	—
Option arrangements	(827)	7,884
Total purchase consideration	29,202	20,771
The assets and liabilities recognized as a result of the acquisition are as follows:
Cash and cash equivalents	600	36
Accounts receivable	2,462	—
Net working capital	(2,587)	64
Intangible assets: non-contractual customer relationships	23,246	2,120
Intangible assets: brands	3,617	—
Property and equipment	539	—
Lease liability	(420)	—
Net identifiable assets acquired	27,457	2,220

Less non-controlling interest (c)	(13,729)	—
Add: Goodwill	15,474	18,551
Net assets acquired	29,202	20,771

a.Purchase consideration – cash outflow for the year ending December 31, 2022 to acquire the subsidiary, net of cash acquired

	VBI	IGAH	Total
Cash consideration	10,815	8,116	18,931
Less: Cash acquired	(600)	(36)	(636)
Net outflow of cash -investing activities	10,215	8,080	18,295

b.Consideration payable to VBI and Igah includes preferred dividends payable to preferred shareholder of VBI and is subject to change pending the finalization of the fair value within the measurement period in accordance with IFRS 3.

c.The Group recognizes non-controlling interests in an acquired entity either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets. The decision is made on an acquisition-by-acquisition basis. For the non-controlling interests in VBI, the Group elected to recognize the non-controlling interests at its proportionate share of the acquired net identifiable assets.

As disclosed in note 12(d) and note 29(b) the Group is applying the anticipated method of acquisition to recognize Igah IV in accordance with IFRS 10 considering the contractual arrangements that in substance gives the Group control of Igah IV.
Financial year ended December 31, 2021

The following relates to the Group’s business combinations for the year ended December 31, 2021:

On December 1, 2021, the Group acquired control of Moneda’s operations through acquiring 100% of the issued share capital of MAM I and MAM II, Chilean simplified corporations. The acquisition increased the Group’s market share in Latin America. Moneda is a leading asset manager in PIPE and credit investments in the Latin American region and is headquartered in Santiago, Chile. The goodwill from the combination will enhance the Group’s product offering by adding a credit and PIPE investment platform in the Latin American region. The combination of the two operations will add geographical exposure within Latin America through client base and product offering and will open the opportunity for cross selling and leveraging a complementary investor base. The Group accounted for this investment as a subsidiary where operations of Moneda are held through entities MAM I and MAM II as described under note 5. None of the goodwill recognized is deductible for tax purposes.

Under the purchase agreement, Moneda’s former partners received an upfront consideration of US$ 333.6 million, in a combination of US$ 148.8 million in cash (US$ 16.4 million payable subject to purchase agreement conditions) and US$ 184.8 million (11,045,430 shares) in the Company’s Class B common shares. The table below summarizes the consideration paid for Moneda.

Acquisition-related costs, not directly attributable to the issue of shares of US$ 8.6 million, are included in other expenses in the Group’s consolidated income statement and in operating cash flows in the consolidated statement of cash flows for the year ended December 31, 2021. Details of the purchase consideration, the net assets acquired and goodwill listed below are final with adjustments in the measurement period to reclassify US$0.3 million from goodwill to non-contractual customer relationships as disclosed in note 14:

Acquisition date fair value of each major class of identifiable assets and liabilities recognized
Moneda
Total purchase consideration
Cash consideration paid	132,331
Consideration payable	16,437
Share issued	184,789
Contingent consideration payable	25,491
Total purchase consideration	359,048

The assets and liabilities recognized as a result of the acquisition are as follows:
Cash and cash equivalents	9,564
Accounts receivable	14,852
Working Capital	(27,137)
Intangible assets: non-contractual customer relationships	85,954
Intangible assets: brands	15,598
Fixed assets	6,769
Tax assets and liabilities	1,698
Other assets and other liabilities	7,718
Net identifiable assets acquired	115,016

Goodwill	244,032
Net assets acquired	359,048